Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Prepaid external purchases	€ 678		€ 522	€ 408
Other prepaid operating expenses	52		49	47
Total	€ 730	€ 536	€ 571	€ 455	€ 394